Regulatory capital requirements - Additional Information (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Regulatory Capital Requirements under Banking Regulations
Loans held-in-portfolio	$ 29,506,225,000	$ 29,588,430,000
Paycheck Protection Program
Regulatory Capital Requirements under Banking Regulations
Collateral loans	0
SBA loans under PPP program
Regulatory Capital Requirements under Banking Regulations
Loans held-in-portfolio	$ 353,000,000	$ 1,300,000,000
Standardized approach | Basel III
Regulatory Capital Requirements under Banking Regulations
CET 1 minimum ratio required ratio	0.065
Tier one risk based capital required for capital adequacy ratio	0.08
Capital required for capital adequacy ratio	0.10
Leverage ratio required	0.05